Additional information included in the interim condensed consolidated statement of cash flows (Tables)	9 Months Ended
Jun. 30, 2024
Additional Information Included in the Interim Condensed Consolidated Statement of Cash Flows [Abstract]
Schedule of Changes in Non-Cash Working Capital Items	Changes in non-cash working capital items:
	Nine months ended June 30,
	2024 $	2023 $
Trade receivable and other receivables	2,142,134	1,642,297
Government assistance and R&D tax credit receivable	5,792	707,157
Inventories	(1,007,540)	(714,461)
Prepaid expenses	(1,106,139)	(70,828)
Accounts payable and accrued liabilities	(10,872,814)	992,829
Provisions	(878,144)	958,761
	(11,716,711)	3,515,755